FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 3:	FAIR VALUE MEASUREMENT

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, on the consolidated balance sheet:

	December 31,
	2018	2019
	(U.S. $ in thousands)
	Level 2	Level 2
Assets:
Foreign currency exchange derivative instruments	$90	$81
Liabilities:
Foreign currency exchange derivative instruments	388	7
	$(298)	$74

The Company’s foreign currency exchange derivative financial instruments are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).

Other financial instruments consist mainly of cash and cash equivalents, restricted bank deposits, accounts receivable, bank loan, accounts payable and other accounts payables. The fair value of these financial instruments approximates their carrying values.